UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3420

Oppenheimer Integrity Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

	Principal Amount	Value
Asset-Backed Securities—16.1%
Auto Loan—14.3%

American Credit Acceptance Receivables Trust:
Series 2012-2, Cl. D, 5.91%, 7/15/19[1]	$2,035,000	$2,036,536
Series 2013-2, Cl. B, 2.84%, 5/15/19[1]	2,563,000	2,580,569
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	3,505,000	3,518,848
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	990,000	991,599
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	2,320,000	2,324,630
Series 2014-4, Cl. B, 2.60%, 10/12/20[1]	1,200,000	1,201,052
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	3,420,000	3,476,248

AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. E, 4.85%, 8/8/19[1]	2,060,000	2,130,402
Series 2012-4, Cl. D, 2.68%, 10/9/18	1,510,000	1,525,483
Series 2012-5, Cl. D, 2.35%, 12/10/18	2,445,000	2,469,933
Series 2013-1, Cl. C, 1.57%, 1/8/19	4,086,000	4,086,294
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	2,385,000	2,421,858
Series 2013-4, Cl. D, 3.31%, 10/8/19	200,000	205,464
Series 2013-5, Cl. D, 2.86%, 12/9/19	4,258,000	4,321,463
Series 2014-1, Cl. E, 3.58%, 8/9/21	855,000	860,576
Series 2014-2, Cl. E, 3.37%, 11/8/21	2,490,000	2,485,508
Series 2014-3, Cl. D, 3.13%, 10/8/20	3,850,000	3,889,865
Series 2014-4, Cl. D, 3.07%, 11/9/20	2,615,000	2,634,678

California Republic Auto Receivables Trust:
Series 2013-2, Cl. C, 3.32%, 8/17/20	1,555,000	1,573,005
Series 2014-2, Cl. C, 3.29%, 3/15/21	600,000	603,322
Series 2014-4, Cl. C, 3.56%, 9/15/21	860,000	868,713

Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,265,000	1,268,320
Series 2013-4, Cl. D, 3.22%, 5/20/19	705,000	715,307
Series 2014-1, Cl. D, 3.39%, 7/22/19	785,000	798,764
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,270,000	1,279,964
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,460,000	1,462,809

CarFinance Capital Auto Trust:
Series 2013-1A, Cl. A, 1.65%, 7/17/17[1]	107,673	107,735
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	3,560,000	3,617,357
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	593,199	592,397
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	2,039,689	2,043,179

Centre Point Funding LLC, Series 2010-1A, Cl. 1, 5.43%, 7/20/16[1]	174,697	175,536

CPS Auto Receivables Trust:
Series 2012-B, Cl. A, 2.52%, 9/16/19[1]	1,149,908	1,156,736
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	2,164,634	2,157,045
Series 2014-B, Cl. A, 1.11%, 11/15/18[1]	1,702,338	1,692,306
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	2,024,752	2,017,642

CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	404,128	405,401

Credit Acceptance Auto Loan Trust:
Series 2013-1A, Cl. B, 1.83%, 4/15/21[1]	1,620,000	1,619,030
Series 2013-2A, Cl. B, 2.26%, 10/15/21[1]	4,960,000	4,994,492
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,410,000	1,415,525
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,275,000	1,277,180
Series 2015-1A, Cl. C, 3.30%, 7/17/23[1]	2,010,000	2,038,243

Drive Auto Receivables Trust, Series 2015-AA, Cl. C, 3.06%, 5/17/21[1]	2,215,000	2,214,557

DT Auto Owner Trust:
Series 2012-1A, Cl. D, 4.94%, 7/16/18[1]	2,151,943	2,170,335

1      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan (Continued)

DT Auto Owner Trust: (Continued)
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	$1,185,000	$1,194,862
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	3,290,000	3,339,088
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	2,425,000	2,451,793
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	3,645,000	3,664,524
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	1,715,000	1,741,468
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,560,000	1,567,789

Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	785,000	786,558
Series 2013-2A, Cl. C, 4.35%, 1/15/19[1]	2,100,000	2,136,995
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,590,000	1,596,094
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,590,000	1,602,478
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	473,641	472,538
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	830,000	821,436

First Investors Auto Owner Trust:
Series 2012-1A, Cl. C, 3.54%, 11/15/17[1]	700,000	708,230
Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	1,055,000	1,084,361
Series 2013-3A, Cl. B, 2.32%, 10/15/19[1]	2,610,000	2,638,830
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,110,000	1,123,302
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	2,800,000	2,828,504
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,010,000	2,001,899
Series 2014-3A, Cl. D, 3.85%, 2/15/22[1]	1,190,000	1,200,508

Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	1,015,379	1,013,802
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	2,150,658	2,149,466

GM Financial Automobile Leasing Trust:
Series 2014-1A, Cl. D, 2.51%, 3/20/19[1]	3,625,000	3,641,093
Series 2015-1, Cl. D, 3.01%, 3/20/20	2,155,000	2,163,816

Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1, Cl. D, 2.474%, 10/25/19[1,2]	995,000	995,459

Navistar Financial Dealer Note Master Trust, Series 2013-2, Cl. D, 2.424%, 9/25/18[1,2]	2,580,000	2,582,116

Santander Drive Auto Receivables Trust:
Series 2012-4, Cl. D, 3.50%, 6/15/18	4,530,000	4,650,106
Series 2012-5, Cl. C, 2.70%, 8/15/18	4,355,000	4,418,894
Series 2012-5, Cl. D, 3.30%, 9/17/18	5,425,000	5,554,289
Series 2012-6, Cl. D, 2.52%, 9/17/18	5,750,000	5,793,476
Series 2012-AA, Cl. D, 2.46%, 12/17/18[1]	3,700,000	3,716,150
Series 2013-1, Cl. C, 1.76%, 1/15/19	3,180,000	3,191,710
Series 2013-2, Cl. C, 1.95%, 3/15/19	2,215,000	2,228,424
Series 2013-2, Cl. D, 2.57%, 3/15/19	2,135,000	2,178,707
Series 2013-3, Cl. C, 1.81%, 4/15/19	2,700,000	2,705,042
Series 2013-4, Cl. D, 3.92%, 1/15/20	745,000	775,593
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,915,000	3,052,109
Series 2013-5, Cl. C, 2.25%, 6/17/19	340,000	343,960
Series 2013-5, Cl. D, 2.73%, 10/15/19	2,200,000	2,218,987
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,140,000	2,241,865
Series 2014-1, Cl. C, 2.36%, 4/15/20	3,995,000	4,028,716
Series 2014-1, Cl. D, 2.91%, 4/15/20	2,565,000	2,593,491
Series 2014-3, Cl. C, 2.13%, 8/17/20	1,820,000	1,824,150
Series 2014-4, Cl. D, 3.10%, 11/16/20	1,485,000	1,496,677
Series 2015-1, Cl. D, 3.24%, 4/15/21	2,265,000	2,283,499

2      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan (Continued)

SNAAC Auto Receivables Trust:
Series 2012-1A, Cl. C, 4.38%, 6/15/17[1]	$807,288	$808,381
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	1,000,000	1,014,260
Series 2014-1A, Cl. A, 1.03%, 9/17/18[1]	636,331	636,157
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	970,000	981,751

TCF Auto Receivables Owner Trust, Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	765,000	763,996

United Auto Credit Securitization Trust:
Series 2013-1, Cl. C, 2.22%, 12/15/17[1]	856,975	857,895
Series 2014-1, Cl. D, 2.38%, 10/15/18[1]	1,260,000	1,244,570
Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	2,005,000	2,006,920

Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	1,140,000	1,137,296
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,335,000	1,342,009

		193,021,995

Credit Card—0.3%

Citibank Credit Card Issuance Trust, Series 2013-A6, Cl. A6, 1.32%, 9/7/18	3,870,000	3,899,633

Equipment—1.0%

CLI Funding V LLC:
Series 2014-1A, Cl. A, 3.29%, 6/18/29[1]	3,427,448	3,474,438
Series 2014-2A, Cl. A, 3.38%, 10/18/29[1]	5,074,375	5,152,782

Cronos Containers Program I Ltd., Series 2014-2A, Cl. A, 3.27%, 11/18/29[1]	3,572,593	3,627,123

FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	537,534	533,463

Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	971,774	976,952

		13,764,758

Home Equity Loan—0.5%

Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	2,175,223	2,167,590

TAL Advantage V LLC:
Series 2014-1A, Cl. A, 3.51%, 2/22/39[1]	3,160,958	3,215,210
Series 2014-2A, Cl. A1, 1.70%, 5/20/39[1]	767,616	762,835

		6,145,635

Total Asset-Backed Securities (Cost $215,782,431)		216,832,021

Mortgage-Backed Obligations—57.0%

Government Agency—41.8%

FHLMC/FNMA/FHLB/Sponsored—41.6%

Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	3,159,813	3,543,902
6.00%, 5/1/18-11/1/37	549,435	621,104
6.50%, 4/1/18-4/1/34	659,837	745,590
7.00%, 7/1/21-10/1/37	4,097,518	4,940,219
8.00%, 4/1/16	8,990	9,096
9.00%, 8/1/22-5/1/25	19,184	21,242

Federal Home Loan Mortgage Corp. Non Gold Pool, 9%, 3/1/17	158	158

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 12.145%, 4/1/27[3]	438,238	87,434
Series 192, Cl. IO, 4.476%, 2/1/28[3]	53,190	9,651
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	93,537	24,662
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	360,913	69,013

3      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	$7,498,006	$7,654,655

Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.205%, 6/1/26[5]	62,893	59,594

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	5,234	5,848
Series 1590, Cl. IA, 1.225%, 10/15/23[2]	1,020,404	1,048,713
Series 2034, Cl. Z, 6.50%, 2/15/28	7,999	9,177
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,119,740	1,258,402
Series 2046, Cl. G, 6.50%, 4/15/28	615,019	705,209
Series 2053, Cl. Z, 6.50%, 4/15/28	7,145	8,200
Series 2063, Cl. PG, 6.50%, 6/15/28	525,742	608,131
Series 2145, Cl. MZ, 6.50%, 4/15/29	195,916	225,065
Series 2148, Cl. ZA, 6.00%, 4/15/29	278,508	319,321
Series 2195, Cl. LH, 6.50%, 10/15/29	452,757	520,103
Series 2326, Cl. ZP, 6.50%, 6/15/31	131,833	148,492
Series 2341, Cl. FP, 1.075%, 7/15/31[2]	237,220	244,263
Series 2399, Cl. PG, 6.00%, 1/15/17	62,992	65,029
Series 2423, Cl. MC, 7.00%, 3/15/32	829,668	963,189
Series 2453, Cl. BD, 6.00%, 5/15/17	74,985	78,034
Series 2461, Cl. PZ, 6.50%, 6/15/32	1,035,287	1,221,198
Series 2463, Cl. F, 1.175%, 6/15/32[2]	1,055,961	1,090,704
Series 2564, Cl. MP, 5.00%, 2/15/18	1,661,827	1,738,805
Series 2585, Cl. HJ, 4.50%, 3/15/18	933,219	978,088
Series 2635, Cl. AG, 3.50%, 5/15/32	808,182	850,253
Series 2676, Cl. KY, 5.00%, 9/15/23	1,349,719	1,467,952
Series 2707, Cl. QE, 4.50%, 11/15/18	326,761	343,026
Series 2770, Cl. TW, 4.50%, 3/15/19	108,244	113,973
Series 3010, Cl. WB, 4.50%, 7/15/20	486,681	513,849
Series 3025, Cl. SJ, 24.11%, 8/15/35[2]	195,214	295,486
Series 3030, Cl. FL, 0.575%, 9/15/35[2]	492,469	496,034
Series 3645, Cl. EH, 3.00%, 12/15/20	45,919	47,345
Series 3741, Cl. PA, 2.15%, 2/15/35	2,763,544	2,815,268
Series 3815, Cl. BD, 3.00%, 10/15/20	55,952	57,423
Series 3822, Cl. JA, 5.00%, 6/15/40	986,425	1,053,184
Series 3840, Cl. CA, 2.00%, 9/15/18	42,940	43,514
Series 3848, Cl. WL, 4.00%, 4/15/40	1,679,480	1,730,952
Series 3857, Cl. GL, 3.00%, 5/15/40	52,922	54,468
Series 4221, Cl. HJ, 1.50%, 7/15/23	1,254,289	1,268,182

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2129, Cl. S, 11.664%, 2/15/29[3]	587,158	134,191
Series 2130, Cl. SC, 50.45%, 3/15/29[3]	185,951	43,471
Series 2134, Cl. SB, 55.113%, 3/15/29[3]	162,532	35,693
Series 2422, Cl. SJ, 44.72%, 1/15/32[3]	567,110	147,800
Series 2493, Cl. S, 51.983%, 9/15/29[3]	43,468	9,029
Series 2682, Cl. TQ, , 10/15/33[3,6]	1,078,983	237,769
Series 2796, Cl. SD, 51.261%, 7/15/26[3]	270,791	58,231
Series 2920, Cl. S, 52.912%, 1/15/35[3]	1,087,965	228,146
Series 2922, Cl. SE, 5.696%, 2/15/35[3]	870,199	179,296
Series 2981, Cl. AS, 30.097%, 5/15/35[3]	2,586,763	522,608

4      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2981, Cl. BS, 99.999%, 5/15/35[3]	$2,107,095	$444,276
Series 3005, Cl. WI, 0.00%, 7/15/35[3,4]	368,610	87,065
Series 3201, Cl. SG, 1.554%, 8/15/36[3]	2,544,165	434,690
Series 3397, Cl. GS, 15.065%, 12/15/37[3]	446,151	79,934
Series 3424, Cl. EI, 8.207%, 4/15/38[3]	277,108	31,704
Series 3450, Cl. BI, 8.332%, 5/15/38[3]	4,803,645	1,027,955
Series 3606, Cl. SN, 0.501%, 12/15/39[3]	1,379,834	223,312

Federal National Mortgage Assn.:
3.00%, 4/1/30[7]	83,445,000	87,464,047
3.50%, 4/25/45[7]	239,955,000	252,112,087
4.00%, 4/1/45[7]	73,405,000	78,496,042
4.50%, 4/1/30[7]	2,585,000	2,709,403
5.00%, 4/1/45[7]	26,755,000	29,755,740

Federal National Mortgage Assn. Pool:
3.50%, 12/1/20-2/1/22	2,360,211	2,504,919
5.00%, 3/1/21	154,033	162,108
5.50%, 12/1/18-5/1/36	2,058,806	2,331,526
6.00%, 5/1/20	108,698	113,115
6.50%, 6/1/17-11/1/31	3,929,188	4,494,114
7.00%, 11/1/17-4/1/34	1,979,808	2,358,992
7.50%, 1/1/33-8/1/33	2,759,857	3,372,644
8.50%, 7/1/32	14,512	16,824

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 18.769%, 6/25/23[3]	428,776	76,906
Series 247, Cl. 2, 40.937%, 10/25/23[3]	50,990	11,680
Series 252, Cl. 2, 36.425%, 11/25/23[3]	467,810	76,919
Series 254, Cl. 2, 30.458%, 1/25/24[3]	822,959	123,666
Series 301, Cl. 2, 0.00%, 4/25/29[3,4]	213,971	46,398
Series 303, Cl. IO, 7.664%, 11/25/29[3]	43,532	10,708
Series 319, Cl. 2, 0.00%, 2/25/32[3,4]	170,620	38,900
Series 320, Cl. 2, 7.757%, 4/25/32[3]	2,988,095	608,443
Series 321, Cl. 2, 2.346%, 4/25/32[3]	501,681	115,325
Series 324, Cl. 2, 0.00%, 7/25/32[3,4]	240,116	42,856
Series 331, Cl. 9, 6.881%, 2/25/33[3]	1,765,189	376,216
Series 334, Cl. 14, 10.02%, 2/25/33[3]	1,480,331	320,532
Series 334, Cl. 15, 0.00%, 2/25/33[3,4]	1,065,102	227,904
Series 334, Cl. 17, 18.097%, 2/25/33[3]	58,573	12,703
Series 339, Cl. 12, 0.00%, 6/25/33[3,4]	1,320,329	338,249
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	1,358,108	262,664
Series 343, Cl. 13, 0.00%, 9/25/33[3,4]	1,431,749	280,483
Series 343, Cl. 18, 11.91%, 5/25/34[3]	898,631	173,194
Series 345, Cl. 9, 0.00%, 1/25/34[3,4]	637,669	123,610
Series 351, Cl. 10, 0.00%, 4/25/34[3,4]	542,380	106,068
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	900,034	175,695
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	677,943	133,373
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	329,691	67,708
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	835,490	171,118
Series 364, Cl. 16, 0.00%, 9/25/35[3,4]	1,126,532	228,821
Series 365, Cl. 16, 0.00%, 3/25/36[3,4]	821,303	157,942

5      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	$155,018	$170,126
Series 1993-87, Cl. Z, 6.50%, 6/25/23	142,034	158,539
Series 1996-35, Cl. Z, 7.00%, 7/25/26	50,454	57,118
Series 1998-58, Cl. PC, 6.50%, 10/25/28	268,540	304,156
Series 1998-61, Cl. PL, 6.00%, 11/25/28	359,005	410,557
Series 1999-54, Cl. LH, 6.50%, 11/25/29	533,102	612,599
Series 1999-60, Cl. PG, 7.50%, 12/25/29	2,548,193	2,941,265
Series 2001-51, Cl. OD, 6.50%, 10/25/31	562,144	645,781
Series 2002-10, Cl. FB, 0.674%, 3/25/17[2]	21,037	21,110
Series 2002-16, Cl. PG, 6.00%, 4/25/17	118,531	121,718
Series 2002-2, Cl. UC, 6.00%, 2/25/17	77,448	80,067
Series 2002-56, Cl. FN, 1.174%, 7/25/32[2]	315,914	322,603
Series 2003-100, Cl. PA, 5.00%, 10/25/18	3,148,373	3,315,754
Series 2003-130, Cl. CS, 13.753%, 12/25/33[2]	1,553,368	1,814,237
Series 2003-21, Cl. FK, 0.574%, 3/25/33[2]	99,244	99,656
Series 2003-84, Cl. GE, 4.50%, 9/25/18	74,707	78,303
Series 2004-101, Cl. BG, 5.00%, 1/25/20	304,692	313,606
Series 2004-25, Cl. PC, 5.50%, 1/25/34	144,022	152,302
Series 2005-104, Cl. MC, 5.50%, 12/25/25	2,381,857	2,620,769
Series 2005-109, Cl. AH, 5.50%, 12/25/25	6,711,390	7,351,136
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,981,714
Series 2005-71, Cl. DB, 4.50%, 8/25/25	549,312	590,573
Series 2005-73, Cl. DF, 0.424%, 8/25/35[2]	1,209,183	1,214,409
Series 2006-50, Cl. SK, 23.563%, 6/25/36[2]	589,139	840,950
Series 2008-75, Cl. DB, 4.50%, 9/25/23	620,870	648,114
Series 2009-113, Cl. DB, 3.00%, 12/25/20	2,023,122	2,078,284
Series 2009-36, Cl. FA, 1.114%, 6/25/37[2]	736,611	755,914
Series 2009-37, Cl. HA, 4.00%, 4/25/19	1,053,672	1,089,031
Series 2009-70, Cl. TL, 4.00%, 8/25/19	848,563	877,006
Series 2010-43, Cl. KG, 3.00%, 1/25/21	382,848	394,052
Series 2011-15, Cl. DA, 4.00%, 3/25/41	466,880	493,165
Series 2011-3, Cl. EL, 3.00%, 5/25/20	3,353,105	3,444,737
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,985,200	2,185,255
Series 2011-38, Cl. AH, 2.75%, 5/25/20	46,506	47,573
Series 2011-82, Cl. AD, 4.00%, 8/25/26	752,801	783,767

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 28.609%, 3/17/31[3]	212,784	30,989
Series 2001-61, Cl. SE, 27.797%, 11/18/31[3]	260,037	58,017
Series 2001-65, Cl. S, 28.345%, 11/25/31[3]	538,097	105,658
Series 2001-81, Cl. S, 24.381%, 1/25/32[3]	79,493	20,503
Series 2002-12, Cl. SB, 39.051%, 7/25/31[3]	126,984	31,715
Series 2002-2, Cl. SW, 41.49%, 2/25/32[3]	155,433	37,385
Series 2002-38, Cl. SO, 45.271%, 4/25/32[3]	80,912	16,109
Series 2002-41, Cl. S, 54.76%, 7/25/32[3]	828,232	216,078
Series 2002-47, Cl. NS, 30.35%, 4/25/32[3]	244,410	62,738
Series 2002-5, Cl. SD, 46.983%, 2/25/32[3]	153,078	36,107
Series 2002-51, Cl. S, 30.533%, 8/25/32[3]	224,415	55,346
Series 2002-52, Cl. SD, 35.588%, 9/25/32[3]	322,453	78,112
Series 2002-60, Cl. SM, 26.198%, 8/25/32[3]	785,174	150,548
Series 2002-60, Cl. SY, 2.202%, 4/25/32[3]	702,200	26,104
Series 2002-64, Cl. SD, 8.561%, 4/25/27[3]	320,668	82,595

6      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2002-7, Cl. SK, 27.149%, 1/25/32[3]	$472,387	$96,123
Series 2002-75, Cl. SA, 30.239%, 11/25/32[3]	429,320	103,808
Series 2002-77, Cl. BS, 26.142%, 12/18/32[3]	858,316	198,988
Series 2002-77, Cl. IS, 40.93%, 12/18/32[3]	137,851	36,553
Series 2002-77, Cl. SH, 34.729%, 12/18/32[3]	123,138	24,675
Series 2002-84, Cl. SA, 35.792%, 12/25/32[3]	118,533	28,998
Series 2002-89, Cl. S, 50.563%, 1/25/33[3]	1,201,092	325,402
Series 2002-9, Cl. MS, 26.055%, 3/25/32[3]	7,081	1,528
Series 2002-90, Cl. SN, 31.146%, 8/25/32[3]	714,405	136,978
Series 2002-90, Cl. SY, 36.684%, 9/25/32[3]	376,809	70,170
Series 2003-14, Cl. OI, 9.147%, 3/25/33[3]	1,961,520	374,618
Series 2003-26, Cl. IK, 6.865%, 4/25/33[3]	696,418	113,078
Series 2003-33, Cl. SP, 25.914%, 5/25/33[3]	725,450	155,876
Series 2003-4, Cl. S, 30.205%, 2/25/33[3]	222,139	54,378
Series 2003-52, Cl. NS, 37.668%, 6/25/23[3]	3,230,565	442,000
Series 2004-54, Cl. DS, 39.847%, 11/25/30[3]	68,356	13,352
Series 2004-56, Cl. SE, 11.135%, 10/25/33[3]	996,253	173,318
Series 2005-12, Cl. SC, 9.396%, 3/25/35[3]	422,644	91,485
Series 2005-40, Cl. SA, 48.965%, 5/25/35[3]	610,597	105,734
Series 2005-52, Cl. JH, 1.345%, 5/25/35[3]	1,200,547	210,176
Series 2005-6, Cl. SE, 59.444%, 2/25/35[3]	1,017,601	162,672
Series 2005-93, Cl. SI, 12.532%, 10/25/35[3]	864,735	137,316
Series 2006-53, Cl. US, 16.221%, 6/25/36[3]	64,384	9,982
Series 2008-55, Cl. SA, 10.385%, 7/25/38[3]	735,573	100,676
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	1,244,872	77,066
Series 2012-134, Cl. SA, 10.46%, 12/25/42[3]	4,039,879	1,042,600
Series 2012-40, Cl. PI, 0.00%, 4/25/41[3,4]	3,276,980	608,859

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 4.964%, 9/25/23[5]	138,906	136,267

		560,354,638

GNMA/Guaranteed—0.2%

Government National Mortgage Assn. I Pool:
8.50%, 8/15/17-12/15/17	22,332	23,475
10.50%, 12/15/17	3,366	3,429

Government National Mortgage Assn. II Pool:
1.625%, 7/20/25-7/20/27[2]	8,622	8,939
11.00%, 10/20/19	2,895	2,942

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15, Cl. SM, 60.727%, 2/16/32[3]	442,552	86,351
Series 2002-41, Cl. GS, 15.802%, 6/16/32[3]	248,906	41,628
Series 2002-76, Cl. SY, 62.718%, 12/16/26[3]	198,444	40,462
Series 2007-17, Cl. AI, 18.996%, 4/16/37[3]	2,270,870	478,200
Series 2011-52, Cl. HS, 8.891%, 4/16/41[3]	6,997,747	1,426,720

		2,112,146

Non-Agency—15.2%

Commercial—13.0%

Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0%, 4/14/29[3,4]	1,675,287	50,249

7      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

Banc of America Commercial Mortgage Trust:
Series 2006-5, Cl. AM, 5.448%, 9/10/47	$2,600,000	$2,731,542
Series 2006-6, Cl. AM, 5.39%, 10/10/45	5,560,000	5,885,594

Banc of America Funding Trust:
Series 2006-G, Cl. 2A4, 0.466%, 7/20/36[2]	6,100,000	5,703,976
Series 2014-R7, Cl. 3A1, 2.615%, 3/26/36[2]	4,446,955	4,569,690

BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.27%, 9/26/35[1,2]	1,558,311	1,585,679

Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 2.68%, 3/25/35[2]	3,373,100	3,414,771
Series 2005-9, Cl. A1, 2.41%, 10/25/35[2]	1,532,318	1,514,168

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Cl. AM, 5.568%, 10/12/41[2]	1,985,000	2,100,347

Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/241,[3,4]	608,400	25,607

CD Commercial Mortgage Trust, Series 2006-CD2, Cl. AM, 5.345%, 1/15/46[2]	2,875,000	2,970,162

Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.441%, 1/25/36[2]	2,200,338	2,077,493

Citigroup Commercial Mortgage Trust:
Series 2008-C7, Cl. AM, 6.134%, 12/10/49[2]	3,035,000	3,322,310
Series 2013-GC11, Cl. D, 4.458%, 4/10/46[1,2]	1,955,000	1,946,038

Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 2.57%, 10/25/35[2]	6,509,228	6,469,873

COMM Mortgage Trust:
Series 2006-C7, Cl. AM, 5.776%, 6/10/46[2]	4,740,000	4,976,088
Series 2012-CR4, Cl. D, 4.576%, 10/15/45[1,2]	320,000	323,625
Series 2012-CR5, Cl. E, 4.336%, 12/10/45[1,2]	2,455,000	2,465,822
Series 2013-CR7, Cl. D, 4.354%, 3/10/46[1,2]	3,015,000	2,917,144
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	6,060,000	6,474,610

COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0%, 12/10/45[3,4]	16,900,438	1,556,902

Commercial Mortgage Trust:
Series 2006-GG7, Cl. AM, 5.785%, 7/10/38[2]	235,000	246,195
Series 2007-GG11, Cl. AM, 5.867%, 12/10/49[2]	2,770,000	3,002,000
Series 2007-GG9, Cl. AM, 5.475%, 3/10/39	3,190,000	3,368,091

Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Cl. AJ, 5.469%, 2/15/39[2]	1,890,000	1,954,198

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[2]	2,750,000	2,803,012

CSMC:
Series 2006-6, Cl. 1A4, 6.00%, 7/25/36	1,578,513	1,303,021
Series 2009-13R, Cl. 4A1, 2.623%, 9/26/36[1,2]	483,093	486,884

DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.558%, 11/10/46[1,2]	490,000	540,664

First Horizon Alternative Mortgage Securities Trust:
Series 2004-FA2, Cl. 3A1, 6.00%, 1/25/35	926,239	890,841
Series 2005-FA8, Cl. 1A6, 0.824%, 11/25/35[2]	1,531,367	1,165,831

FREMF Mortgage Trust:
Series 2012-K501, Cl. C, 3.443%, 11/25/46[1,2]	385,000	394,053
Series 2013-K25, Cl. C, 3.618%, 11/25/45[1,2]	605,000	606,779
Series 2013-K26, Cl. C, 3.60%, 12/25/45[1,2]	1,165,000	1,172,982
Series 2013-K27, Cl. C, 3.497%, 1/25/46[1,2]	650,000	645,572
Series 2013-K28, Cl. C, 3.495%, 6/25/46[1,2]	2,580,000	2,559,757
Series 2013-K502, Cl. C, 3.191%, 3/25/45[1,2]	1,620,000	1,652,284

8      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

FREMF Mortgage Trust: (Continued)
Series 2013-K712, Cl. C, 3.369%, 5/25/45[1,2]	$335,000	$338,197
Series 2013-K713, Cl. C, 3.165%, 4/25/46[1,2]	1,075,000	1,069,548
Series 2014-K715, Cl. C, 4.124%, 2/25/46[1,2]	230,000	238,984

GS Mortgage Securities Trust, Series 2006-GG6, Cl. AM, 5.553%, 4/10/38[2]	1,145,000	1,177,944

GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,2]	3,619,104	3,343,321

GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 5.201%, 7/25/35[2]	874,962	866,970

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Cl. E, 4.422%, 12/15/47[1,2]	3,640,000	3,670,456

JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB13, Cl. AM, 5.30%, 1/12/432	675,000	690,591
Series 2006-CB16, Cl. AJ, 5.623%, 5/12/45	2,020,000	2,064,620
Series 2006-LDP8, Cl. AJ, 5.48%, 5/15/45[2]	3,975,000	4,157,665
Series 2012-C6, Cl. E, 5.208%, 5/15/45[1,2]	2,895,000	3,031,944

JP Morgan Mortgage Trust:
Series 2007-A1, Cl. 5A1, 2.556%, 7/25/35[2]	2,124,822	2,131,766
Series 2007-S3, Cl. 1A90, 7.00%, 8/25/37	2,086,592	1,931,929

JP Morgan Resecuritization Trust:
Series 2009-11, Cl. 5A1, 2.623%, 9/26/36[1,2]	1,836,329	1,841,044
Series 2009-5, Cl. 1A2, 2.629%, 7/26/36[1,2]	2,737,614	2,375,603

JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	2,665,000	2,889,091
Series 2014-C26, Cl. AS, 3.80%, 1/15/48	1,270,000	1,348,042

LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0%, 2/18/30[3,4]	328,296	6,951

LB-UBS Commercial Mortgage Trust, Series 2006-C4, Cl. AM, 5.842%, 6/15/38[2]	1,275,000	1,342,744

Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,2]	43,594	37,851

Merrill Lynch Mortgage Trust, Series 2006-C2, Cl. AM, 5.782%, 8/12/43[2]	3,765,000	3,973,438

Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Cl. E, 4.662%, 11/15/45[1,2]	3,142,000	3,227,871
Series 2013-C7, Cl. D, 4.302%, 2/15/46[1,2]	1,270,000	1,266,842
Series 2013-C8, Cl. D, 4.171%, 12/15/48[1,2]	830,000	818,622
Series 2014-C19, Cl. AS, 3.832%, 12/15/47	5,035,000	5,336,959

Morgan Stanley Capital I Trust:
Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	6,770,000	7,219,528
Series 2007-IQ15, Cl. AM, 5.909%, 6/11/49[2]	5,015,000	5,383,093

Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 1.959%, 11/26/36[1,2]	2,222,118	1,638,036

Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.364%, 6/26/46[1,2]	2,639,845	2,667,970

RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.31%, 7/26/45[1,2]	657,781	656,747

Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1999-C1, Cl. X, 0%, 5/18/32[3,4]	2,114,247	21

UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 4.89%, 5/10/63[1,2]	460,000	474,002

Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Cl. AM, 5.321%, 12/15/44[2]	1,360,000	1,385,202

WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR14, Cl. 1A4, 2.342%, 12/25/35[2]	1,828,190	1,773,984
Series 2005-AR16, Cl. 1A1, 2.34%, 12/25/35[2]	1,647,025	1,573,912

9      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR10, Cl. 1A1, 2.619%, 6/25/35[2]	$4,277,430	$4,382,599
Series 2005-AR15, Cl. 1A6, 2.613%, 9/25/35[2]	273,603	261,009
Series 2006-AR8, Cl. 2A4, 2.604%, 4/25/36[2]	1,358,972	1,328,339
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	1,181,558	1,224,120
Series 2007-AR3, Cl. A4, 5.755%, 4/25/37[2]	548,405	538,673
Series 2007-AR8, Cl. A1, 2.61%, 11/25/37[2]	1,365,571	1,206,237

WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.458%, 12/15/45[1,2]	1,320,000	1,310,885
Series 2012-C7, Cl. E, 4.845%, 6/15/45[1,2]	840,000	864,495
Series 2012-C8, Cl. E, 4.876%, 8/15/45[1,2]	3,560,000	3,719,484
Series 2013-C11, Cl. D, 4.182%, 3/15/45[1,2]	481,000	473,941

WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0%, 3/15/44[1,3,4]	26,371,662	1,356,347

		174,491,471

Multi-Family—0.4%

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15, Cl. 1A2, 2.613%, 9/25/35[2]	3,218,581	3,151,342
Series 2006-AR2, Cl. 2A3, 2.615%, 3/25/36[2]	2,674,980	2,650,306

		5,801,648

Residential—1.8%

Alternative Loan Trust, Series 2005-29CB, Cl. A4, 5%, 7/25/35	1,496,317	1,370,134

Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	1,081,130	1,000,731
Series 2007-C, Cl. 1A4, 5.278%, 5/20/36[2]	517,259	489,637

Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	1,261,349	1,125,812

Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 2.36%, 2/25/36[2]	4,121,969	4,119,405

Carrington Mortgage Loan Trust, Series 2006-FRE1, Cl. A2, 0.284%, 7/25/36[2]	642,157	631,933

CD Commercial Mortgage Trust, Series 2007-CD4, Cl. AMFX, 5.366%, 12/11/49[2]	6,055,000	6,340,929

Chase Funding Trust, Series 2003-2, Cl. 2A2, 0.734%, 2/25/33[2]	377,314	345,467

CHL Mortgage Pass-Through Trust:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	986,147	956,362
Series 2006-6, Cl. A3, 6.00%, 4/25/36	694,606	675,895

Countrywide Alternative Loan Trust, Series 2005-21CB, Cl. A7, 5.50%, 6/25/35	2,437,584	2,291,324

Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.529%, 12/25/34[2]	555,030	550,034

NC Finance Trust, Series 1999-I, Cl. D, 8.75%, 1/25/29[8,9]	1,750,658	455,171

RALI Trust:
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	48,106	48,424
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	212,230	173,699
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,066,491	870,637

Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6%, 6/25/35	524,768	500,619

WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.419%, 10/25/33[2]	1,460,486	1,494,870

10      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Residential (Continued)

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Cl. 1A2, 5.765%, 10/25/36[2]	$1,134,667	$1,102,886

		24,543,969

Total Mortgage-Backed Obligations (Cost $755,554,353)		767,303,872

U.S. Government Obligations—1.1%

Federal National Mortgage Assn. Nts., 1%, 9/27/17	6,129,000	6,155,379

United States Treasury Nts.:
0.75%, 2/28/18	348,000	346,831
1.50%, 5/31/19	7,480,000	7,560,059

Total U.S. Government Obligations (Cost $13,972,801)		14,062,269

Corporate Bonds and Notes—48.3%

Consumer Discretionary—6.8%

Auto Components—0.1%

BorgWarner, Inc., 4.375% Sr. Unsec. Nts., 3/15/45	979,000	1,020,886

Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	587,000	585,501

		1,606,387

Automobiles—1.6%

Daimler Finance North America LLC:
1.30% Sr. Unsec. Nts., 7/31/15[1]	2,846,000	2,853,787
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,679,000	2,664,873

Ford Motor Credit Co. LLC, 3.664% Sr. Unsec. Nts., 9/8/24	6,905,000	7,138,568

General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	2,596,000	3,192,278

Hyundai Capital America, 1.45% Sr. Unsec. Nts., 2/6/17[1]	2,696,000	2,699,815

Kia Motors Corp., 3.625% Sr. Unsec. Nts., 6/14/16[1]	2,199,000	2,257,608

		20,806,929

Diversified Consumer Services—0.2%

Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	3,086,000	3,240,300

Hotels, Restaurants & Leisure—0.7%

Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	915,000	919,746

Carnival Corp., 1.20% Sr. Unsec. Nts., 2/5/16	2,589,000	2,593,256

Hyatt Hotels Corp., 3.875% Sr. Unsec. Unsub. Nts., 8/15/16	498,000	515,993

Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec. Unsub. Nts., 12/1/19	1,788,000	2,120,726

Wyndham Worldwide Corp., 6% Sr. Unsec. Nts., 12/1/16	2,615,000	2,793,157

		8,942,878

Household Durables—0.8%

Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	2,718,000	2,843,707

Lennar Corp., 4.75% Sr. Unsec. Nts., 11/15/22	2,965,000	3,031,713

Toll Brothers Finance Corp., 4.375% Sr. Unsec. Nts., 4/15/23	2,743,000	2,784,145

Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	707,000	708,838

11      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Household Durables (Continued)

Whirlpool Corp.: (Continued)
1.65% Sr. Unsec. Nts., 11/1/17	$765,000	$770,266

		10,138,669

Leisure Equipment & Products—0.2%

Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	3,308,000	3,294,394

Media—1.8%

21st Century Fox America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	1,120,000	1,453,411

CCO Holdings LLC/CCO Holdings Capital Corp., 6.50% Sr. Unsec. Nts., 4/30/21	2,867,000	3,021,101

Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,765,000	2,571,725

Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	1,128,000	1,266,639

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15% Sr. Unsec. Nts., 3/15/42	1,875,000	1,969,882

Historic TW, Inc.:
8.05% Sr. Unsec. Nts., 1/15/16	433,000	456,494
9.15% Debs., 2/1/23	921,000	1,273,880

Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	1,483,000	1,574,030

Lamar Media Corp., 5% Sr. Unsec. Sub. Nts., 5/1/23	3,209,000	3,297,247

Pearson Funding Two plc, 4% Sr. Unsec. Nts., 5/17/16[1]	581,000	599,650

Sky plc, 3.75% Sr. Unsec. Nts., 9/16/24[1]	1,635,000	1,693,693

Time Warner Cable, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	2,457,000	2,550,762

Time Warner, Inc., 4.65% Sr. Unsec. Nts., 6/1/44	750,000	811,354

Viacom, Inc., 2.50% Sr. Unsec. Nts., 12/15/16	1,206,000	1,233,409

		23,773,277

Multiline Retail—0.3%

Family Tree Escrow LLC, 5.75% Sr. Sec. Nts., 3/1/23[1]	3,300,000	3,481,500

Macy’s Retail Holdings, Inc., 4.50% Sr. Unsec. Nts., 12/15/34	765,000	812,396

		4,293,896

Specialty Retail—0.7%

Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	3,241,000	3,435,460

Home Depot, Inc. (The), 4.875% Sr. Unsec. Nts., 2/15/44	1,011,000	1,211,961

Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,829,000	2,903,570

Sally Holdings LLC/Sally Capital, Inc., 5.75% Sr. Unsec. Nts., 6/1/22	26,000	27,787

Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	1,414,000	1,454,094

		9,032,872

Textiles, Apparel & Luxury Goods—0.4%

Levi Strauss & Co., 6.875% Sr. Unsec. Nts., 5/1/22	2,585,000	2,837,038

PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	2,972,000	3,031,440

		5,868,478

Consumer Staples—3.7%

Beverages—0.9%

Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	2,213,000	3,470,648

Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	2,863,000	2,934,575

12      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Beverages (Continued)

Pernod Ricard SA:
2.95% Sr. Unsec. Nts., 1/15/17[1]	$2,801,000	$2,881,856
4.25% Sr. Unsec. Nts., 7/15/22[1]	1,979,000	2,136,275

		11,423,354

Food & Staples Retailing—0.7%

CVS Health Corp., 5.30% Sr. Unsec. Nts., 12/5/43	705,000	864,785

Delhaize Group SA, 5.70% Sr. Unsec. Nts., 10/1/40	1,462,000	1,621,466

Kroger Co., 6.90% Sr. Unsec. Nts., 4/15/38	755,000	1,034,262

Kroger Co. (The), 6.40% Sr. Unsec. Nts., 8/15/17	2,852,000	3,181,186

Walgreens Boots Alliance, Inc., 1.75% Sr. Unsec. Nts., 11/17/17	1,389,000	1,402,321

Wal-Mart Stores, Inc., 4.30% Sr. Unsec. Nts., 4/22/44	1,500,000	1,678,367

		9,782,387

Food Products—1.7%

Bunge Ltd. Finance Corp.:
5.10% Sr. Unsec. Unsub. Nts., 7/15/15	2,275,000	2,301,711
8.50% Sr. Unsec. Nts., 6/15/19	2,384,000	2,943,010

ConAgra Foods, Inc., 1.35% Sr. Unsec. Nts., 9/10/15	3,149,000	3,155,805

Ingredion, Inc., 1.80% Sr. Unsec. Nts., 9/25/17	1,891,000	1,891,616

JM Smucker Co.:
1.75% Sr. Unsec. Nts., 3/15/18[1]	2,582,000	2,594,257
3.50% Sr. Unsec. Nts., 3/15/25[1]	2,013,000	2,073,726

Kraft Foods Group, Inc., 5% Sr. Unsec. Nts., 6/4/42	775,000	865,043

TreeHouse Foods, Inc., 4.875% Sr. Unsec. Nts., 3/15/22	3,110,000	3,179,975

Tyson Foods, Inc.:
4.875% Sr. Unsec. Nts., 8/15/34	944,000	1,067,720
6.60% Sr. Unsec. Nts., 4/1/16	2,529,000	2,668,300

		22,741,163

Tobacco—0.4%

Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	1,678,000	2,976,846

Reynolds American, Inc., 6.75% Sr. Unsec. Nts., 6/15/17	2,523,000	2,800,770

		5,777,616

Energy—4.4%

Energy Equipment & Services—0.7%

Ensco plc, 5.20% Sr. Unsec. Nts., 3/15/25	652,000	656,733

Nabors Industries, Inc.:
2.35% Sr. Unsec. Nts., 9/15/16	2,035,000	2,029,631
4.625% Sr. Unsec. Nts., 9/15/21	1,224,000	1,179,578

Rowan Cos., Inc., 4.875% Sr. Unsec. Unsub. Nts., 6/1/22	1,104,000	1,062,673

Sinopec Group Overseas Development 2014 Ltd., 1.75% Sr. Unsec. Nts., 4/10/17[1]	3,325,000	3,331,291

Weatherford International Ltd., 5.95% Sr. Unsec. Nts., 4/15/42	840,000	740,719

		9,000,625

Oil, Gas & Consumable Fuels—3.7%

Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	1,483,000	1,812,018

Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	1,797,000	1,814,577

Canadian Natural Resources Ltd.:
1.75% Sr. Unsec. Nts., 1/15/18	1,259,000	1,253,428

13      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Oil, Gas & Consumable Fuels (Continued)

Canadian Natural Resources Ltd.: (Continued)
5.90% Sr. Unsec. Nts., 2/1/18	$1,419,000	$1,566,883

CNOOC Nexen Finance 2014 ULC, 1.625% Sr. Unsec. Nts., 4/30/17	2,927,000	2,921,248

DCP Midstream LLC, 5.375% Sr. Unsec. Nts., 10/15/15[1]	1,978,000	1,989,374

Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	1,421,000	1,525,797

EnLink Midstream Partners LP:
2.70% Sr. Unsec. Nts., 4/1/19	2,598,000	2,599,850
4.40% Sr. Unsec. Nts., 4/1/24	754,000	794,026

Enterprise Products Operating LLC, 3.75% Sr. Unsec. Nts., 2/15/25	1,427,000	1,479,001

Kinder Morgan Energy Partners LP, 4.10% Sr. Unsec. Nts., 11/15/15	1,051,000	1,069,665

Kinder Morgan, Inc., 5% Sr. Unsec. Nts., 2/15/21[1]	3,438,000	3,679,165

Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44	829,000	873,358

Origin Energy Finance Ltd.:
3.50% Sr. Unsec. Nts., 10/9/18[1]	3,073,000	3,167,857
5.45% Sr. Unsec. Nts., 10/14/21[1]	1,858,000	2,045,965

Phillips 66 Partners LP, 3.605% Sr. Unsec. Nts., 2/15/25	650,000	652,408

Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	2,910,000	3,164,130

Plains All American Pipeline LP/PAA Finance Corp., 3.60% Sr. Unsec. Nts., 11/1/24	2,428,000	2,442,502

Southwestern Energy Co., 4.05% Sr. Unsec. Nts., 1/23/20	2,938,000	3,039,299

Spectra Energy Partners LP:
4.50% Sr. Unsec. Nts., 3/15/45	653,000	665,588
4.60% Sr. Unsec. Nts., 6/15/21	1,607,000	1,766,463
4.75% Sr. Unsec. Nts., 3/15/24	1,329,000	1,462,089

Western Gas Partners LP, 4% Sr. Unsec. Nts., 7/1/22	2,078,000	2,115,508

Williams Partners LP:
3.60% Sr. Unsec. Nts., 3/15/22	275,000	273,704
4.50% Sr. Unsec. Nts., 11/15/23	3,056,000	3,174,319

Woodside Finance Ltd., 4.60% Sr. Unsec. Unsub. Nts., 5/10/21[1]	2,534,000	2,744,018

		50,092,240

Financials—14.5%

Capital Markets—3.3%

Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[1]	2,371,000	2,441,637

Blackstone Holdings Finance Co. LLC, 5% Sr. Unsec. Nts., 6/15/44[1]	2,869,000	3,119,036

Credit Suisse, New York, 3.625% Sr. Unsec. Nts., 9/9/24	4,202,000	4,348,246

Deutsche Bank AG, 4.50% Sub. Nts., 4/1/25	3,415,000	3,417,134

Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts., 1/23/25	3,297,000	3,368,459
5.70% Jr. Sub. Perpetual Bonds, Series L2,10	3,116,000	3,216,295

KKR Group Finance Co. III LLC, 5.125% Sr. Unsec. Nts., 6/1/44[1]	2,710,000	2,810,579

Lazard Group LLC:
3.75% Sr. Unsec. Nts., 2/13/25	804,000	794,550
4.25% Sr. Unsec. Nts., 11/14/20	2,309,000	2,470,780

Morgan Stanley:
4.30% Sr. Unsec. Nts., 1/27/45	1,921,000	1,999,300
5.00% Sub. Nts., 11/24/25	2,949,000	3,261,709
5.45% Jr. Sub. Perpetual Bonds, Series H2,10	3,192,000	3,219,930

Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	2,521,000	2,546,127

14      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Capital Markets (Continued)

Raymond James Financial, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/24	$2,772,000	$3,210,245

UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series 1[2,10]	4,518,000	4,715,663

		44,939,690

Commercial Banks—5.4%

Bank of America Corp.:
7.75% Jr. Sub. Nts., 5/14/38	2,412,000	3,484,836
8.00% Jr. Sub. Perpetual Bonds, Series K2,10	3,058,000	3,298,817

Barclays plc, 3.65% Sr. Unsec. Nts., 3/16/25	2,710,000	2,724,095

CIT Group, Inc., 3.875% Sr. Unsec. Nts., 2/19/19	3,320,000	3,295,100

Citigroup, Inc.:
2.40% Sr. Unsec. Nts., 2/18/20	5,267,000	5,291,834
6.675% Sub. Nts., 9/13/43	1,507,000	2,017,127
5.95% Jr. Sub. Perpetual Bonds, Series D2,10	3,256,000	3,300,770

Citizens Financial Group, Inc., 5.50% Jr. Sub. Perpetual Bonds[1,2,7,10]	3,364,000	3,364,000

Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds[2,8,10]	2,714,000	3,221,789

FirstMerit Bank NA, 4.27% Sub. Nts., 11/25/26	2,998,000	3,148,497

HSBC Finance Capital Trust IX, 5.911% Unsec. Sub. Nts., 11/30/35[2]	6,450,000	6,572,550

Intesa Sanpaolo SpA, 5.017% Sub. Nts., 6/26/24[1]	2,890,000	2,963,325

JPMorgan Chase & Co., 6.75% Jr. Sub. Perpetual Bonds, Series S2,10	2,795,000	3,046,550

Lloyds Banking Group plc, 6.657% Jr. Sub. Perpetual Bonds[1,2,10]	2,718,000	3,105,315

Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[2,8,10]	4,537,000	4,735,494

Regions Bank, Birmingham AL, 6.45% Sub. Nts., 6/26/37	2,275,000	2,879,845

Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U2,10	2,900,000	3,190,000

Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,2,10]	2,845,000	2,983,694

SunTrust Banks, Inc.:
3.60% Sr. Unsec. Nts., 4/15/16	2,645,000	2,711,601
5.625% Jr. Sub. Perpetual Bonds[2,10]	3,013,000	3,078,909

Wells Fargo & Co.:
5.875% Jr. Sub. Perpetual Bonds[2,10]	1,219,000	1,292,384
5.90% Jr. Sub. Perpetual Bonds, Series S2,10	2,394,000	2,498,737

		72,205,269

Consumer Finance—1.2%
Ally Financial, Inc., 8% Sr. Unsec. Nts., 11/1/31	2,536,000	3,179,510

Capital One Financial Corp., 3.20% Sr. Unsec. Nts., 2/5/25	3,975,000	3,950,260

Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25	2,821,000	2,847,427
3.95% Sr. Unsec. Nts., 11/6/24	2,281,000	2,350,363

Synchrony Financial:
2.70% Sr. Unsec. Nts., 2/3/20	2,385,000	2,398,017
3.75% Sr. Unsec. Nts., 8/15/21	1,045,000	1,084,495

		15,810,072

Diversified Financial Services—0.3%

Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[1]	1,695,000	1,722,954

15      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Diversified Financial Services (Continued)

Voya Financial, Inc., 5.65% Jr. Sub. Nts., 5/15/53[2]	$2,947,000	$3,094,350

		4,817,304

Insurance—2.7%

AIA Group Ltd., 4.875% Sr. Unsec. Nts., 3/11/44[1]	2,297,000	2,684,389

AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	2,115,000	2,371,036

Five Corners Funding Trust, 4.419% Unsec. Nts., 11/15/23[1]	2,078,000	2,233,337

Liberty Mutual Group, Inc.:
4.25% Sr. Unsec. Nts., 6/15/23[1]	3,133,000	3,342,851
4.85% Sr. Unsec. Nts., 8/1/44[1]	1,869,000	2,035,119

Lincoln National Corp., 6.05% Jr. Unsec. Sub. Nts., 4/20/67[2]	5,973,000	5,784,850

MetLife, Inc., 4.05% Sr. Unsec. Nts., 3/1/45	1,998,000	2,060,402

Prudential Financial, Inc., 5.20% Jr. Sub. Nts., 3/15/44[2]	1,994,000	2,037,369

Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[2,8,10]	5,585,000	5,878,212

TIAA Asset Management Finance Co. LLC, 4.125% Sr. Unsec. Nts., 11/1/24[1]	3,122,000	3,301,790

XLIT Ltd., 4.45% Sub. Nts., 3/31/25	1,708,000	1,722,497

ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37[2,8]	3,117,000	3,296,228

		36,748,080

Real Estate—0.1%

Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	1,056,000	1,054,060

Real Estate Investment Trusts (REITs)—1.2%

American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	1,324,000	1,464,201
5.90% Sr. Unsec. Nts., 11/1/21	1,523,000	1,757,862

Corrections Corp. of America, 4.625% Sr. Unsec. Nts., 5/1/23	3,230,000	3,246,150

HCP, Inc., 5.625% Sr. Unsec. Nts., 5/1/17	970,000	1,052,960

Health Care REIT, Inc., 2.25% Sr. Unsec. Nts., 3/15/18	681,000	690,637

Hospitality Properties Trust, 4.65% Sr. Unsec. Nts., 3/15/24	1,284,000	1,333,045

Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	1,856,000	1,973,327

Prologis LP, 4% Sr. Unsec. Nts., 1/15/18	1,705,000	1,802,644

WEA Finance LLC/Westfield UK & Europe Finance plc, 1.75% Sr. Unsec. Nts., 9/15/17[1]	2,869,000	2,884,983

		16,205,809

Real Estate Management & Development—0.3%

Brookfield Asset Management, Inc., 4% Sr. Unsec. Nts., 1/15/25	3,528,000	3,549,027

Health Care—2.9%

Biotechnology—0.1%

Gilead Sciences, Inc., 5.65% Sr. Unsec. Unsub. Nts., 12/1/41	1,531,000	1,958,050

Health Care Equipment & Supplies—0.6%

CareFusion Corp.:
1.45% Sr. Unsec. Nts., 5/15/17	2,824,000	2,827,126
3.875% Sr. Unsec. Nts., 5/15/24	1,378,000	1,454,246

DENTSPLY International, Inc., 2.75% Sr. Unsec. Nts., 8/15/16	2,950,000	3,007,440

Zimmer Holdings, Inc., 3.55% Sr. Unsec. Nts., 4/1/25	992,000	1,012,992

		8,301,804

16      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Health Care Providers & Services—1.1%

Cardinal Health, Inc., 3.50% Sr. Unsec. Nts., 11/15/24	$1,473,000	$1,522,462

CHS/Community Health Systems, Inc., 5.125% Sr. Sec. Nts., 8/1/21	2,915,000	3,017,025

Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[1]	2,367,000	2,615,535

Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	3,193,000	3,212,480

LifePoint Hospitals, Inc., 5.50% Sr. Unsec. Nts., 12/1/21	2,960,000	3,115,400

McKesson Corp., 4.883% Sr. Unsec. Nts., 3/15/44	1,380,000	1,590,319

Quest Diagnostics, Inc., 3.50% Sr. Unsec. Nts., 3/30/25	529,000	530,982

		15,604,203

Life Sciences Tools & Services—0.2%

Life Technologies Corp., 3.50% Sr. Unsec. Nts., 1/15/16	179,000	182,544

Thermo Fisher Scientific, Inc.:
4.15% Sr. Unsec. Nts., 2/1/24	889,000	961,643
5.30% Sr. Unsec. Nts., 2/1/44	978,000	1,172,947

		2,317,134

Pharmaceuticals—0.9%

Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	1,870,000	1,854,686
1.85% Sr. Unsec. Nts., 3/1/17	1,451,000	1,461,933
3.80% Sr. Unsec. Nts., 3/15/25	1,289,000	1,331,902
4.75% Sr. Unsec. Nts., 3/15/45	1,386,000	1,476,873

Hospira, Inc., 5.20% Sr. Unsec. Nts., 8/12/20	2,530,000	2,889,106

Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,609,000	2,582,910

		11,597,410

Industrials—4.4%

Aerospace & Defense—0.6%

BAE Systems Holdings, Inc., 3.80% Sr. Unsec. Nts., 10/7/24[1]	2,363,000	2,485,470

L-3 Communications Corp.:
1.50% Sr. Unsec. Nts., 5/28/17	905,000	899,652
3.95% Sr. Unsec. Nts., 5/28/24	1,939,000	1,993,815

Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	730,000	826,957

Textron, Inc.:
3.875% Sr. Unsec. Nts., 3/1/25	902,000	933,684
4.30% Sr. Unsec. Nts., 3/1/24	1,297,000	1,390,994

		8,530,572

Building Products—0.2%

Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	2,820,000	2,947,529

Commercial Services & Supplies—0.9%

Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	2,670,000	2,743,425

Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	3,756,000	3,946,917

R.R. Donnelley & Sons Co., 7.625% Sr. Unsec. Nts., 6/15/20	2,905,000	3,333,488

Republic Services, Inc., 5.70% Sr. Unsec. Nts., 5/15/41	1,270,000	1,605,081

		11,628,911

17      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Electrical Equipment—0.2%

Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[1]	$1,994,000	$2,058,805

Industrial Conglomerates—0.4%

General Electric Capital Corp., 6.25% Jr. Sub. Perpetual Bonds, Series B2,10	4,700,000	5,311,000

Machinery—0.5%

Crane Co., 4.45% Sr. Unsec. Nts., 12/15/23	1,303,000	1,396,864

Ingersoll-Rand Global Holding Co. Ltd., 4.25% Sr. Unsec. Nts., 6/15/23	2,535,000	2,711,370

Starwood Hotels & Resorts Worldwide, Inc., 7.375% Sr. Unsec. Nts., 11/15/15	2,529,000	2,625,355

		6,733,589

Professional Services—0.4%

Experian Finance plc, 2.375% Sr. Unsec. Nts., 6/15/17[1]	2,814,000	2,844,290

Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	3,090,000	3,159,525

		6,003,815

Road & Rail—0.7%

Burlington Northern Santa Fe LLC, 3% Sr. Unsec. Nts., 3/15/23	2,256,000	2,305,235

ERAC USA Finance LLC, 4.50% Sr. Unsec. Nts., 2/15/45[1]	954,000	969,183

Kansas City Southern de Mexico SA de CV, 3% Sr. Unsec. Nts., 5/15/23	2,301,000	2,274,115

Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50% Sr. Unsec. Nts., 3/15/16[1]	2,524,000	2,560,956
4.25% Sr. Unsec. Nts., 1/17/23[1]	1,512,000	1,575,581

		9,685,070

Trading Companies & Distributors—0.5%

Air Lease Corp., 3.875% Sr. Unsec. Nts., 4/1/21	3,197,000	3,308,895

International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	2,764,000	3,005,850

		6,314,745

Information Technology—2.4%

Communications Equipment—0.2%

Motorola Solutions, Inc., 3.50% Sr. Unsec. Nts., 3/1/23	2,352,000	2,364,195

Electronic Equipment, Instruments, & Components—0.6%

Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	3,515,000	3,882,110

Avnet, Inc., 4.875% Sr. Unsec. Unsub. Nts., 12/1/22	3,736,000	4,024,987

		7,907,097

Internet Software & Services—0.2%

VeriSign, Inc., 5.25% Sr. Unsec. Nts., 4/1/25[1]	2,390,000	2,434,813

IT Services—0.4%

Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	2,582,000	2,580,812
3.50% Sr. Unsec. Nts., 4/15/23	1,429,000	1,436,368

18      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

IT Services (Continued)

Xerox Corp.:
2.95% Sr. Unsec. Nts., 3/15/17	$1,134,000	$1,168,166
6.75% Sr. Unsec. Nts., 2/1/17	564,000	617,020

		5,802,366

Semiconductors & Semiconductor Equipment—0.3%

Micron Technology, Inc., 5.50% Sr. Unsec. Nts., 2/1/25[1]	3,230,000	3,262,300

Software—0.4%

Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	3,230,000	3,359,200

Oracle Corp., 3.40% Sr. Unsec. Nts., 7/8/24	2,274,000	2,393,189

		5,752,389

Technology Hardware, Storage & Peripherals—0.3%

Apple, Inc., 4.45% Sr. Unsec. Nts., 5/6/44	1,631,000	1,825,042

Hewlett-Packard Co., 2.65% Sr. Unsec. Unsub. Nts., 6/1/16	2,481,000	2,527,873

		4,352,915

Materials—3.1%

Chemicals—1.0%

Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	1,320,000	1,322,261
4.125% Sr. Unsec. Nts., 3/15/35	660,000	656,626

Eastman Chemical Co.:
3.00% Sr. Unsec. Nts., 12/15/15	1,413,000	1,434,141
4.65% Sr. Unsec. Nts., 10/15/44	781,000	823,045

LYB International Finance BV, 5.25% Sr. Unsec. Nts., 7/15/43	837,000	936,423

Methanex Corp., 4.25% Sr. Unsec. Nts., 12/1/24	1,919,000	1,948,098

Rockwood Specialties Group, Inc., 4.625% Sr. Unsec. Nts., 10/15/20	2,855,000	2,979,906

RPM International, Inc., 3.45% Sr. Unsec. Unsub. Nts., 11/15/22	2,766,000	2,759,652

Valspar Corp. (The), 3.30% Sr. Unsec. Nts., 2/1/25	915,000	921,408

		13,781,560

Construction Materials—0.4%

CRH America, Inc., 4.125% Sr. Unsec. Nts., 1/15/16	2,447,000	2,501,529

James Hardie International Finance Ltd., 5.875% Sr. Unsec. Nts., 2/15/23[1]	3,173,000	3,284,055

		5,785,584

Containers & Packaging—1.0%

Ball Corp., 4% Sr. Unsec. Nts., 11/15/23	2,710,000	2,655,800

Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	745,000	750,563
4.50% Sr. Unsec. Nts., 11/1/23	2,009,000	2,167,360

Rock-Tenn Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	4,507,000	4,683,958

Silgan Holdings, Inc., 5% Sr. Unsec. Nts., 4/1/20	2,516,000	2,597,770

		12,855,451

Metals & Mining—0.6%

Carpenter Technology Corp., 4.45% Sr. Unsec. Unsub. Nts., 3/1/23	951,000	975,558

Freeport-McMoRan, Inc., 3.875% Sr. Unsec. Nts., 3/15/23	1,094,000	1,014,507

Glencore Canada Corp., 6% Sr. Unsec. Unsub. Nts., 10/15/15	2,594,000	2,660,513

19      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Metals & Mining (Continued)

Glencore Funding LLC, 4.625% Sr. Unsec. Nts., 4/29/24[1]	$1,246,000	$1,301,023

Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	880,000	920,943

Yamana Gold, Inc., 4.95% Sr. Unsec. Nts., 7/15/24	1,594,000	1,570,120

		8,442,664

Paper & Forest Products—0.1%

International Paper Co., 4.80% Sr. Unsec. Nts., 6/15/44	1,246,000	1,286,891

Telecommunication Services—3.0%

Diversified Telecommunication Services—2.8%

AT&T, Inc., 4.35% Sr. Unsec. Nts., 6/15/45	2,089,000	2,013,146

British Telecommunications plc, 9.625% Sr. Unsec. Nts., 12/15/30	2,005,000	3,311,669

CenturyLink, Inc., 6.45% Sr. Unsec. Nts., 6/15/21	2,725,000	2,953,219

Cox Communications, Inc.:
3.85% Sr. Unsec. Nts., 2/1/25[1]	1,906,000	1,963,754
5.875% Sr. Unsec. Nts., 12/1/16[1]	3,016,000	3,239,190

Deutsche Telekom International Finance BV, 5.75% Sr. Unsec. Nts., 3/23/16	3,052,000	3,194,678

Frontier Communications Corp., 7.625% Sr. Unsec. Nts., 4/15/24	3,020,000	3,159,675

Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	1,664,000	1,951,040

Telefonica Emisiones SAU, 7.045% Sr. Unsec. Unsub. Nts., 6/20/36	1,150,000	1,593,645

T-Mobile USA, Inc., 6.25% Sr. Unsec. Nts., 4/1/21	2,839,000	2,963,206

Verizon Communications, Inc.:
3.50% Sr. Unsec. Nts., 11/1/24	1,323,000	1,356,657
4.50% Sr. Unsec. Nts., 9/15/20	6,490,000	7,171,956
4.522% Sr. Unsec. Nts., 9/15/48[1]	1,822,000	1,815,514
5.012% Sr. Unsec. Nts., 8/21/54	735,000	766,069

		37,453,418

Wireless Telecommunication Services—0.2%

America Movil SAB de CV, 4.375% Sr. Unsec. Unsub. Nts., 7/16/42	1,086,000	1,091,278

Vodafone Group plc:
4.375% Sr. Unsec. Unsub. Nts., 2/19/43	808,000	799,278
6.25% Sr. Unsec. Nts., 11/30/32	842,000	1,032,614

		2,923,170

Utilities—3.1%

Electric Utilities—1.5%

American Transmission Systems, Inc., 5% Sr. Unsec. Nts., 9/1/44[1]	784,000	889,035

EDP Finance BV, 5.25% Sr. Unsec. Nts., 1/14/21[1]	3,045,000	3,308,210

Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	2,998,000	3,337,976

ITC Holdings Corp.:
3.65% Sr. Unsec. Nts., 6/15/24	2,444,000	2,537,969
5.30% Sr. Unsec. Nts., 7/1/43	665,000	791,748

Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	500,000	554,135

PPL Capital Funding, Inc.:
3.50% Sr. Unsec. Unsub. Nts., 12/1/22	2,250,000	2,349,198
4.20% Sr. Sec. Nts., 6/15/22	987,000	1,076,799

PPL WEM Holdings Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	2,845,000	3,278,692

Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[1]	1,915,000	2,004,475

		20,128,237

20      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Independent Power and Renewable Electricity Producers—0.4%

Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	$1,842,000	$1,862,306

NRG Yield Operating LLC, 5.375% Sr. Unsec. Nts., 8/15/24[1]	3,101,000	3,240,545

		5,102,851

Multi-Utilities—1.2%

Berkshire Hathaway Energy Co., 4.50% Sr. Unsec. Nts., 2/1/45	1,545,000	1,689,281

CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,403,000	2,607,193

CMS Energy Corp.:
3.875% Sr. Unsec. Nts., 3/1/24	1,376,000	1,474,028
5.05% Sr. Unsec. Unsub. Nts., 3/15/22	2,483,000	2,844,058

Consolidated Edison Co. of New York, Inc., 4.625% Sr. Unsec. Nts., 12/1/54	693,000	780,585

Dominion Gas Holdings LLC, 4.60% Sr. Unsec. Nts., 12/15/44	1,186,000	1,283,441

Dominion Resources, Inc., 2.50% Sr. Unsec. Nts., 12/1/19	2,140,000	2,177,172

NiSource Finance Corp., 4.80% Sr. Unsec. Nts., 2/15/44	1,377,000	1,554,506

TECO Finance, Inc., 6.75% Sr. Unsec. Nts., 5/1/15	1,687,000	1,694,311

		16,104,575

Total Corporate Bonds and Notes (Cost $624,910,360)		649,877,889
	Shares

Investment Company—10.4%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.12%[11,12] (Cost $139,949,075)	139,949,075	139,949,075

Total Investments, at Value (Cost $1,750,169,020)	132.9%	1,788,025,126

Net Other Assets (Liabilities)	(32.9)	(442,547,478)

Net Assets	100.0%	$1,345,477,648

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $316,229,911 or 23.50% of the Fund’s net assets as of March 31, 2015.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $19,397,862 or 1.44% of the Fund’s net assets as of March 31, 2015.

4. Interest rate is less than 0.0005%.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $195,861 or 0.01% of the Fund’s net assets as of March 31, 2015.

6. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 31, 2015. See Note 3 of the accompanying Notes.

21      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

8. Restricted security. The aggregate value of restricted securities as of March 31, 2015 was $17,586,894, which represents 1.31% of the Fund’s net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds	10/27/14-3/19/15	$3,120,412	$3,221,789	$101,377
NC Finance Trust, Series 1999-I, Cl. D, 8.75%, 1/25/29	8/10/10	1,703,335	455,171	(1,248,164)
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds	5/1/13-5/8/13	4,591,863	4,735,494	143,631
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds	3/10/10-2/3/15	5,253,418	5,878,212	624,794
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37	11/20/13-3/11/15	3,256,770	3,296,228	39,458

		$17,925,798	$17,586,894	$(338,904)

9. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended March 31, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 31, 2014	Gross Additions	Gross Reductions	Shares March 31, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	177,804,869	202,904,828	240,760,622	139,949,075

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$139,949,075	$39,090

12. Rate shown is the 7-day yield as of March 31, 2015.

22      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts as of March 31, 2015
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)

United States Treasury Long Bonds	CBT	Sell	6/19/15	130	$ 21,303,750	$(64,785)
United States Treasury Nts., 2 yr.	CBT	Sell	6/30/15	406	88,977,438	(72,489)
United States Treasury Nts., 5 yr.	CBT	Buy	6/30/15	1	120,211	218
United States Treasury Nts., 10 yr.	CBT	Sell	6/20/15	817	105,316,406	(308,303)
United States Treasury Ultra Bonds	CBT	Buy	6/19/15	441	74,914,875	1,124,019

						$678,660

Glossary:

Exchange Abbreviations

CBT	Chicago Board of Trade

23      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

1. Organization

Oppenheimer Core Bond Fund (the “Fund”) is a separate fund of Oppenheimer Integrity Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a subadvisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

24      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar

25      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 31, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$216,832,021	$—	$216,832,021
Mortgage-Backed Obligations	—	766,785,243	518,629	767,303,872
U.S. Government Obligations	—	14,062,269	—	14,062,269
Corporate Bonds and Notes	—	649,877,889	—	649,877,889
Investment Company	139,949,075	—	—	139,949,075

Total Investments, at Value	139,949,075	1,647,557,422	518,629	1,788,025,126

26      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Other Financial Instruments:
Futures contracts	$1,124,237	$—	$—	$1,124,237

Total Assets	$141,073,312	$1,647,557,422	$518,629	$1,789,149,363

Liabilities Table
Other Financial Instruments:
Futures contracts	$(445,577)	$—	$—	$(445,577)

Total Liabilities	$(445,577)	$—	$—	$(445,577)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a

27      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2015, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$711,997,964
Sold securities	262,548,011

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At the period ended March 31, 2015, the counterparty pledged $1,525,905 of collateral to the Fund for forward roll transactions.

Restricted Securities. As of March 31, 2015, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities

28      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2015 is as follows:

Cost	$1,703,335
Market Value	$455,171
Market value as % of Net Assets	0.03%

4. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

29      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Risk Exposures and the Use of Derivative Instruments (Continued)

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Risk Exposures and the Use of Derivative Instruments (Continued)

receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended March 31, 2015, the Fund had an ending monthly average market value of $75,667,814 and $172,022,133 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails

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4. Risk Exposures and the Use of Derivative Instruments (Continued)

to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the

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4. Risk Exposures and the Use of Derivative Instruments (Continued)

annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,750,548,836
Federal tax cost of other investments	(141,241,168)

Total federal tax cost	$1,609,307,668

Gross unrealized appreciation	$45,733,890
Gross unrealized depreciation	(7,578,940)

Net unrealized appreciation	$38,154,950

33      Oppenheimer Core Bond Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/12/2015